Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2022
Entity Registrant Name	OLD WESTBURY FUNDS, INC.
Entity Central Index Key	0000909994
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 28, 2023
Document Effective Date	Mar. 01, 2023
Prospectus Date	Mar. 01, 2023